Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 06, 2015	Jun. 30, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	SURREY BANCORP
Entity Central Index Key	0001229146
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 20.2
Entity Common Stock, Shares Outstanding		3,549,665
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014